S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Crestone Strategic Capital Limited [Member]	Aug. 04, 2026 USD ($) $ / shares shares
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Founder Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,354,167
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Private Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	351,750	[1]
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,517,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Over-allotment Option [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	388,313
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,883,125
Ordinary Shares Subject to Surrender and Forfeiture [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	437,500
Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	2,916,667	[1]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000

[1]	Assumes no exercise of the over-allotment option and the full surrender and forfeiture of 437,500 shares that are subject to surrender and forfeiture by certain of our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised. If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 28% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private placement shares and assuming the sponsor does not purchase shares in this offering), with any such change in the number of founder shares to be allocated to our sponsor.